Pioneer Equity Income Fund
Schedule of Investments  |  July 31, 2023

A: PEQIX	C: PCEQX	K: PEQKX	R: PQIRX	Y: PYEQX

Schedule of Investments  |  7/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 2.1%
100,144	L3Harris Technologies, Inc.	$ 18,976,286
189,259	RTX Corp.	16,641,544
	Total Aerospace & Defense	$35,617,830

	Air Freight & Logistics — 1.7%
91,864	CH Robinson Worldwide, Inc.	$ 9,202,936
101,387	United Parcel Service, Inc., Class B	18,972,549
	Total Air Freight & Logistics	$28,175,485

	Automobile Components — 1.6%
257,557	Autoliv, Inc.	$ 25,995,228
	Total Automobile Components	$25,995,228

	Automobiles — 1.0%
501,230	Honda Motor Co., Ltd. (A.D.R.)	$ 15,999,262
	Total Automobiles	$15,999,262

	Banks — 8.1%
1,175,777	Bank of America Corp.	$ 37,624,864
290,496	JPMorgan Chase & Co.	45,886,748
132,251	PNC Financial Services Group, Inc.	18,103,840
706,938	Wells Fargo & Co.	32,632,258
	Total Banks	$134,247,710

	Broadline Retail — 1.3%
474,446	eBay, Inc.	$ 21,117,591
	Total Broadline Retail	$21,117,591

	Capital Markets — 9.8%
278,824	Charles Schwab Corp.	$ 18,430,266
95,085	CME Group, Inc.	18,918,112
265,825	Morgan Stanley	24,338,937
221,649	Northern Trust Corp.	17,758,518
253,764	Raymond James Financial, Inc.	27,931,803
485,216	State Street Corp.	35,149,047
168,214	T Rowe Price Group, Inc.	20,734,058
	Total Capital Markets	$163,260,741

	Chemicals — 2.9%
58,679	Air Products and Chemicals, Inc.	$ 17,916,459
157,112	Celanese Corp.	19,700,274
177,592	Corteva, Inc.	10,021,516
	Total Chemicals	$47,638,249

1Pioneer Equity Income Fund |  | 7/31/23

Shares		Value
	Commercial Services & Supplies — 0.2%
23,097	MSA Safety, Inc.	$ 3,834,102
	Total Commercial Services & Supplies	$3,834,102

	Communications Equipment — 0.7%
237,046	Cisco Systems, Inc.	$ 12,335,874
	Total Communications Equipment	$12,335,874

	Consumer Staples Distribution & Retail — 2.1%
136,452	Target Corp.	$ 18,621,605
106,813	Walmart, Inc.	17,075,126
	Total Consumer Staples Distribution & Retail	$35,696,731

	Diversified Telecommunication Services — 0.6%
231,788	BCE, Inc.	$ 10,017,877
	Total Diversified Telecommunication Services	$10,017,877

	Electric Utilities — 2.6%
297,891	Eversource Energy	$ 21,546,456
197,220	NextEra Energy, Inc.	14,456,226
120,924	Xcel Energy, Inc.	7,585,563
	Total Electric Utilities	$43,588,245

	Electrical Equipment — 0.6%
50,899	Eaton Corp. Plc	$ 10,450,583
	Total Electrical Equipment	$10,450,583

	Electronic Equipment, Instruments & Components — 1.0%
90,042	CDW Corp.	$ 16,844,157
	Total Electronic Equipment, Instruments & Components	$16,844,157

	Food Products — 4.8%
305,146	Campbell Soup Co.	$ 13,981,790
111,410	John B Sanfilippo & Son, Inc.	12,133,663
281,758	McCormick & Co., Inc., Non-Voting Shares	25,211,706
383,924	Mondelez International, Inc., Class A	28,460,286
	Total Food Products	$79,787,445

	Ground Transportation — 1.2%
52,209	Canadian National Railway Co.	$ 6,329,297
30,578	Union Pacific Corp.	7,094,708
131,155	Werner Enterprises, Inc.	6,166,908
	Total Ground Transportation	$19,590,913

	Health Care Equipment & Supplies — 4.8%
106,658	Becton Dickinson & Co.	$ 29,717,052
Pioneer Equity Income Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Shares		Value
	Health Care Equipment & Supplies — (continued)
263,264	Medtronic Plc	$ 23,104,049
98,857	Stryker Corp.	28,017,062
	Total Health Care Equipment & Supplies	$80,838,163

	Health Care Providers & Services — 2.6%
72,328	AmerisourceBergen Corp.	$ 13,518,103
192,340	Cardinal Health, Inc.	17,593,340
27,267	Humana, Inc.	12,456,384
	Total Health Care Providers & Services	$43,567,827

	Household Products — 1.2%
268,236	Colgate-Palmolive Co.	$ 20,455,677
	Total Household Products	$20,455,677

	Industrial REITs — 1.2%
163,640	Prologis, Inc.	$ 20,414,090
	Total Industrial REITs	$20,414,090

	Insurance — 3.3%
258,511	American International Group, Inc.	$ 15,583,043
736,330	Sun Life Financial, Inc.	38,738,321
	Total Insurance	$54,321,364

	IT Services — 1.5%
171,122	International Business Machines Corp.	$ 24,672,370
	Total IT Services	$24,672,370

	Life Sciences Tools & Services — 2.2%
255,866	Bruker Corp.	$ 17,583,111
34,489	Thermo Fisher Scientific, Inc.	18,922,735
	Total Life Sciences Tools & Services	$36,505,846

	Machinery — 5.3%
56,463	Deere & Co.	$ 24,256,505
992,165	Gorman-Rupp Co.	31,451,630
137,394	Oshkosh Corp.	12,649,866
211,986	Timken Co.	19,685,020
	Total Machinery	$88,043,021

	Media — 4.5%
372,914	Comcast Corp., Class A	$ 16,878,088
461,721	Fox Corp., Class A	15,444,567
724,487	Interpublic Group of Cos., Inc.	24,799,190
208,653	Omnicom Group, Inc.	17,656,217
	Total Media	$74,778,062

3Pioneer Equity Income Fund |  | 7/31/23

Shares		Value
	Metals & Mining — 5.1%
254,749	Freeport-McMoRan, Inc.	$ 11,374,543
247,179	Materion Corp.	29,448,906
110,475	Reliance Steel & Aluminum Co.	32,353,708
256,662	Teck Resources, Ltd., Class B	11,403,493
	Total Metals & Mining	$84,580,650

	Multi-Utilities — 0.8%
221,849	CMS Energy Corp.	$ 13,548,318
	Total Multi-Utilities	$13,548,318

	Office REITs — 0.9%
124,365	Alexandria Real Estate Equities, Inc.	$ 15,630,193
	Total Office REITs	$15,630,193

	Oil, Gas & Consumable Fuels — 8.4%
188,736	Chevron Corp.	$ 30,888,534
931,760	Coterra Energy, Inc.	25,660,671
521,000	Exxon Mobil Corp.	55,872,040
82,248	Phillips 66	9,174,764
288,197	Shell Plc (A.D.R.)	17,761,581
	Total Oil, Gas & Consumable Fuels	$139,357,590

	Pharmaceuticals — 4.8%
229,054	Johnson & Johnson	$ 38,373,417
166,950	Merck & Co., Inc.	17,805,217
51,625	Novo Nordisk AS (A.D.R.)	8,316,787
434,509	Pfizer, Inc.	15,668,395
	Total Pharmaceuticals	$80,163,816

	Residential REITs — 1.1%
161,948	Camden Property Trust	$ 17,666,907
	Total Residential REITs	$17,666,907

	Semiconductors & Semiconductor Equipment — 2.7%
121,519	Analog Devices, Inc.	$ 24,246,686
227,434	Microchip Technology, Inc.	21,365,150
	Total Semiconductors & Semiconductor Equipment	$45,611,836

	Software — 0.6%
28,482	Microsoft Corp.	$ 9,567,673
	Total Software	$9,567,673

	Specialized REITs — 1.0%
128,840	Digital Realty Trust, Inc.	$ 16,056,041
	Total Specialized REITs	$16,056,041

Pioneer Equity Income Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Shares		Value
	Specialty Retail — 2.8%
88,952	Lowe's Cos., Inc.	$ 20,838,785
308,350	TJX Cos., Inc.	26,681,525
	Total Specialty Retail	$47,520,310

	Textiles, Apparel & Luxury Goods — 0.6%
77,020	Ralph Lauren Corp.	$ 10,115,037
	Total Textiles, Apparel & Luxury Goods	$10,115,037

	Trading Companies & Distributors — 0.9%
96,182	Ferguson Plc	$ 15,544,935
	Total Trading Companies & Distributors	$15,544,935

	Water Utilities — 0.7%
261,118	Essential Utilities, Inc.	$ 11,042,680
	Total Water Utilities	$11,042,680

	Total Common Stocks (Cost $1,277,348,325)	$1,654,200,429

	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
14,447,945(a)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 14,447,945
		$14,447,945

	TOTAL SHORT TERM INVESTMENTS (Cost $14,447,945)	$14,447,945

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $1,291,796,270)	$1,668,648,374
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(2,363,590)
	net assets — 100.0%	$1,666,284,784

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
5Pioneer Equity Income Fund |  | 7/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,654,200,429	$—	$—	$1,654,200,429
Open-End Fund	14,447,945	—	—	14,447,945
Total Investments in Securities	$1,668,648,374	$—	$—	$1,668,648,374
During the period ended July 31, 2023, there were no transfers in or out of Level 3.
Pioneer Equity Income Fund |  | 7/31/236